Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Dividends announced and paid in cash
Preference shares							2	1	1
Ordinary shares
March	3.7684	8.1558	7.7382	5.25	10.50	10.25	1,063	2,102	1,435
June	3.7118	8.3421	8.0655	5.25	10.50	10.25	1,062	2,119	1,779
September	3.9529	4.0433	8.3475	5.46	5.25	10.25	1,100	1,059	1,656
December	4.1045	3.9169	7.8250	5.46	5.25	10.25	1,077	1,059	2,075
	15.5376	24.4581	31.9762	21.42	31.50	41.00	4,304	6,340	6,946
Dividend announced, paid in March 2022				5.46			1,065
The details of the scrip dividends issued are shown in the table below. The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter 2021 dividend expected to be paid on 25 March 2022.

	2021	2020	2019
Number of shares issued (thousand)	—	—	208,927
Value of shares issued ($ million)	—	—	1,387